INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Federal									$ (10)	$ 16	$ 26
State and local									337	326	84
Total current provision									327	342	110
Deferred
Federal									3,376	89	(3,576)
State and local									(191)	8	(189)
Total deferred provision									3,185	97	(3,765)
Total provision (benefit) for income taxes	$ 3,239	$ (80)	$ 147	$ 206	$ 408	$ 782	$ (525)	$ (226)	$ 3,512	$ 439	$ (3,655)
Reconciliation of Statutory to Effective Tax Rate [Abstract]
Statutory U.S. federal income tax rate									35.00%	35.00%	35.00%
Non-taxable REIT (loss)									(32.19%)	(35.16%)	(30.87%)
State and local taxes									0.61%	(0.39%)	0.16%
Change in federal tax rate									18.87%	0.00%	0.00%
Other									0.06%	(0.06%)	(0.06%)
Effective income tax rate									22.35%	(0.61%)	4.23%
Deferred tax assets:
Prepaid fees and rent	790				1,816				$ 790	$ 1,816
Net operating loss	4,050				4,386				4,050	4,386
Deferred rent	949				3,129				949	3,129
Tax credits	42				42				42	42
Other	99				113				99	113
Total deferred tax assets	5,930				9,486				5,930	9,486
Less valuation allowance	0				0				0	0
Net deferred tax assets	5,930				9,486				5,930	9,486
Deferred tax liabilities:
Depreciation and amortization	455				826				455	826
Total deferred tax liabilities	455				826				455	826
Total net deferred tax assets	5,475				$ 8,660				5,475	$ 8,660
Loss carryforwards for federal income tax purposes	$ 15,800								$ 15,800
Operating loss carryforwards, expiration date									Dec. 31, 2034
Changes Due to Tax Cuts and Jobs Act [Abstract]
Remeasurement of deferred tax assets									$ 3,000
Federal corporate tax rate under the Tax Cuts and Jobs Act									21.00%